Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Revenues	$ 140,345	$ 131,226	$ 121,795
Cost of revenues
Cost of revenues	108,181	101,176	92,313
Gross income	32,164	30,050	29,482
Operating expenses
Sales and marketing	15,032	13,329	9,517
General and administrative	7,826	9,544	12,003
Total operating expenses	22,858	22,873	21,520
Operating income	9,306	7,177	7,962
Financial (expenses), net	(1,137)	(541)	(153)
Income before taxes on income	8,169	6,636	7,809
Income taxes	383	1,581	1,287
Net income	7,786	5,055	$ 6,522
Net loss attributable to non-controlling interest	(22)	(95)
Net income attributable to shareholders	$ 7,808	$ 5,150	$ 6,522
Earnings per ordinary share attributable to shareholders
Basic earnings per share	$ 0.45	$ 0.3	$ 0.38
Diluted earnings per share	$ 0.44	$ 0.29	$ 0.37
Weighted average number of shares used to compute:
Basic earnings per share	17,401,264	17,365,608	17,346,561
Diluted earnings per share	17,711,095	17,671,975	17,571,188
Content management and distribution services [Member]
Revenues
Revenues	$ 128,093	$ 119,750	$ 110,757
Cost of revenues
Cost of revenues	97,462	91,215	83,227
Mobile satellite services [Member]
Revenues
Revenues	12,252	11,476	11,038
Cost of revenues
Cost of revenues	$ 10,719	$ 9,961	$ 9,086